Share-based Option Plan - Summary of Fair Value of RSUs and Expense (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Option Options	Dec. 31, 2017 Options	Dec. 31, 2016 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted | Options	291,609	285,064
Total shares outstanding | Options	729,593	809,946	859,940
RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	1,725,813
Total shares outstanding	729,593
Restricted stock units program one[ member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	487,670
Total shares outstanding	11,902
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program two [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	294,286
Total shares outstanding	66,651
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program three [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	367,184
Total shares outstanding	160,412
Fair value as of grant date | R$	R$ 21,000
Restricted stock units program four [member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	285,064
Total shares outstanding	199,019
Fair value as of grant date | R$	R$ 24,170
Restricted stock units program five[ member] | RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	291,609
Total shares outstanding	291,609
Fair value as of grant date | R$	R$ 24,430